Related Party Transactions	12 Months Ended
Dec. 31, 2024
Related Party Transactions [Abstract]
Related Party Transactions	RELATED PARTY TRANSACTIONS
Certain directors and executive officers, including companies in which they are officers or have significant ownership, were loan and deposit customers during 2024 and 2023.
A summary of loans to our directors and executive officers (which includes loans to entities in which the individual owns a 10% or more voting interest) for the years ended December 31 follows:

	2024	2023
	(In thousands)
Balance at beginning of year	$7,373	$7,742
New loans and advances	237	478
Repayments	(3,672)	(847)
Balance at end of year	$3,938	$7,373
We had $1.39 million and $1.69 million in loan commitments to directors and executive officers at December 31, 2024 and 2023, respectively. Of these commitments, $0.01 million and $0.03 million were outstanding at December 31, 2024 and 2023, respectively, and included in the table above.
Deposits held by us for directors and executive officers totaled $1.5 million and $2.9 million at December 31, 2024 and 2023, respectively.